Additional Disclosures on Financial Instruments - The movements in level 3 fair values (Details) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about financial instruments [line items]
Beginning balance		€ 37,058	€ 203,503
Unrealized gains/losses:
Ending balance		(30,407)	(84,553)
Warrants and other derivative financial instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance		(202,159)	(24,456)
Realized gains/losses:
Changes in fair value - Finance income		4,640
Foreign exchange effects - Finance expense		(23)
Unrealized gains/losses:
Change in fair value - Finance income		100,513
Changes in fair value - Finance expense			(255,292)
Foreign exchange effects - Finance income			1,493
Foreign exchange effects - Finance expense		(6,711)
Ending balance		(214,581)	287,237
Warrants and other derivative financial instruments | Level 3 | May 2023 Warrant
Disclosure of detailed information about financial instruments [line items]
Initial recognition of Warrants			82,829
Unrealized gains/losses:
Settlement of Initial Funding Amount			€ (91,811)
Security deposits measured at FVTPL | Non-current security deposits | Level 3
Disclosure of detailed information about financial instruments [line items]
Initial recognition of security		1,185
Unrealized gains/losses:
Change in fair value - Finance income		13
Foreign exchange effects - Finance income		12
Ending balance		1,210
2024 PIPE Warrants
Disclosure of detailed information about financial instruments [line items]
Initial recognition	€ 35,830	€ 44,703
Unrealized gains/losses:
Number of warrants issued		46,338,225
2024 PIPE Warrants | Warrants and other derivative financial instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Initial recognition		€ (44,703)
2024 Public Offering Warrants
Disclosure of detailed information about financial instruments [line items]
Initial recognition	27,887	27,887
2024 Public Offering Warrants | Warrants and other derivative financial instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Initial recognition		(27,887)
May 2024 Prefunded Warrants
Disclosure of detailed information about financial instruments [line items]
Initial recognition		11,157
Settlement		€ 22,477
Unrealized gains/losses:
Number of warrants issued		24,025,208
May 2024 Prefunded Warrants | Warrants and other derivative financial instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Initial recognition		€ (11,157)
Settlement		(22,477)
2024 Public Offering over-allotment option
Disclosure of detailed information about financial instruments [line items]
Initial recognition	€ 4,617	4,617
2024 Public Offering over-allotment option | Warrants and other derivative financial instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Initial recognition		(4,617)
Equity instruments | Level 3
Disclosure of detailed information about financial instruments [line items]
Beginning balance		4,641
Unrealized gains/losses:
Ending balance		€ 4,641